Liabilities (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Less:
Current portion	$ 31	$ 36
Long term portion	20	39
Lease Liability
DisclosureOfLeaseLiabilitiesLineItems [Line Items]
Lease liabilities, beginning	75	90
Add:
Interest	11	15
Foreign currency translation adjustment		5
Less:
Lease payments	(35)	(35)
Lease liabilities, ending	51	$ 75
Current portion	31
Long term portion	$ 20